Additional Information Required by the Argentine Central Bank - Financial Assets as Collateral for Loans Borrowed as First Pledges (Detail) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of restricted assets [line items]
Total Restricted Assets	$ 1,289,038,449	$ 894,779,264
INVIU S.A.U.
Disclosure of restricted assets [line items]
Liquid offsetting entry required to operate as CNV agents	413,658	666,511
Guarantees linked to surety bonds	1,347,196	1,512,253
Surety	0	14,806
Tarjeta Naranja S.A.U.
Disclosure of restricted assets [line items]
Attachments arising from judicial cases	0	1,345
Guarantees linked to rental contracts	23,639	17,292
Galicia Asset Management S.A.U.
Disclosure of restricted assets [line items]
Liquid offsetting entry required to operate as collective investment products administration agents of mutual funds, as required by CNV	753,391	570,151
Galicia Securities S.A.U.
Disclosure of restricted assets [line items]
Liquid offsetting entry required to operate as CNV agents	476,000	431,773
Guarantees linked to surety bonds	286,588	494,293
For transactions in the market	1,350,896	25,238,786
GGAL Asset Management S.A. S.G.F.C.I.
Disclosure of restricted assets [line items]
Liquid offsetting entry required to operate as collective investment products administration agents of mutual funds, as required by CNV	$ 8,607,993	$ 0